Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses [Abstract]
Accrued research and development	$ 251,621	$ 424,595	$ 968,130
Accrued professional fees	8,800		16,200
Accrued consulting fees	12,900	51,995	18,392
Accrued compensation	446,740	54,325
Accrued directors’ fees	78,750	26,250
Accrued royalties		25,000
Accrued legal fees	11,253	13,500	46,888
Accrued franchise taxes	525	800	300
Accrued expenses	$ 810,589	$ 596,465	$ 1,049,910